RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Services provided		$ 269	$ 162
Services received		26	31
Interest income		0	15
Advances to related parties		22	8
Trade receivables and other		42	7
Trade payables and other		150	27
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees		95	335
Contributions		95	335
Impairment expense		0	474	$ 10
Announcing or commencing implementation of major restructuring
Disclosure of transactions between related parties [line items]
Contributions	$ 14
Fort Saskatchewan Ethylene Storage Limited Partnership
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees		$ 5	5
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Impairment expense			$ 10